As filed with the Securities and Exchange Commission on September 30, 2015
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                                            1933 Act Registration No. 333-178767
                                             1940 Act Registration No. 811-22652

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 14                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 18                                                             [X]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603



It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on October 2, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 12, as it relates to First Trust Dorsey Wright Tactical Core Portfolio, a series of the Registrant, until October 2, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 12 under the Securities Act of 1933 as it relates to First Trust Dorsey Wright Tactical Core Portfolio, a series of the Registrant, filed on July 16, 2015, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 30th day of September, 2015.


                                    FIRST TRUST VARIABLE INSURANCE TRUST

                                    By: /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                          TITLE                      DATE
                                   President and Chief        September 30, 2015
/s/ Mark R. Bradley                Executive Officer
------------------------------
    Mark R. Bradley
                                   Treasurer, Chief           September 30, 2015
/s/ James M. Dykas                 Financial Officer and
------------------------------     Chief Accounting Officer
    James M. Dykas
                                           )
James A. Bowen*                    Trustee )
                                           )
                                           )
Richard E. Erickson*               Trustee )
                                           )  BY: /s/ W. Scott Jardine
                                           )     --------------------------
Thomas R. Kadlec*                  Trustee )          W. Scott Jardine
                                           )          Attorney-In-Fact
                                           )          September 30, 2015
Robert F. Keith*                   Trustee )
                                           )
                                           )
Niel B. Nielson *                  Trustee )
                                           )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.